Financial instruments	12 Months Ended
Mar. 31, 2019
Financial instruments

24. Financial instruments

Foreign exchange and derivative contracts

The Bank enters into forward exchange contracts, currency options, forward rate agreements, currency swaps and rupee interest rate swaps with inter-bank participants on its own account and for customers. These transactions enable customers to transfer, modify or reduce their foreign exchange and interest rate risks.

Forward exchange contracts are commitments to buy or sell foreign currency at a future date at the contracted rate. Currency swaps are commitments to exchange cash flows by way of interest in one currency against another currency and exchange of principal amount at maturity based on predetermined rates. Interest rate swaps are commitments to exchange fixed and floating rate interest cash flows. A forward rate agreement gives the buyer the ability to determine the underlying rate of interest for a specified period commencing on a specified future date (the settlement date) when the settlement amount is determined being the difference between the contracted rate and the market rate on the settlement date. Currency options give the buyer the right, but not an obligation, to buy or sell specified amounts of currency at agreed rates of exchange on or before a specified future date.

The market and credit risk associated with these products, as well as the operating risks, are similar to those relating to other types of financial instruments. Market risk is the exposure created by movements in interest rates and exchange rates during the tenure of the transaction. The extent of market risk affecting such transactions depends on the type and nature of the transaction, the value of the transaction and the extent to which the transaction is uncovered. Credit risk is the exposure to loss in the event of default by counterparties. The extent of loss on account of a counterparty default will depend on the replacement value of the contract at the ongoing market rates.

The Bank uses its pricing models to determine fair values of its derivative financial instruments. The Bank records credit risk valuation adjustments on derivative financial instruments in order to reflect the credit quality of the counterparties and its own credit quality. The Bank calculates valuation adjustments on derivatives based on observable market credit risk spreads.

The following table presents the aggregate notional principal amounts of the Bank’s outstanding forward exchange and other derivative contracts as of March 31, 2018 and March 31, 2019, together with the fair values on each reporting date.

	As of March 31, 2018
	Notional		Gross Assets		Gross Liabilities		Net Fair Value
	(In millions)
Interest rate derivatives	Rs.	3,084,700.1	Rs.	10,618.3	Rs.	9,520.9	Rs.	1,097.4
Forward rate agreements		2,073.1		2.5		2.6		(0.1)
Currency options		234,613.3		1,863.1		2,361.6		(498.5)
Currency swaps		161,301.3		4,929.0		4,882.5		46.5
Forward exchange contracts		4,344,675.7		33,423.4		39,357.1		(5,933.7)

Total	Rs.	7,827,363.5	Rs.	50,836.3	Rs.	56,124.7	Rs.	(5,288.4)

	As of March 31, 2019
	Notional		Gross Assets		Gross Liabilities		Net Fair Value		Notional		Net Fair Value
	(In millions)
Interest rate derivatives	Rs.	3,159,867.1	Rs.	27,932.0	Rs.	27,102.8	Rs.	829.2	US$	45,689.2	US$	12.0
Forward rate agreements		0.0		0.0		0.0		0.0		0.0		0.0
Currency options		282,096.9		2,326.1		2,617.2		(291.1)		4,078.9		(4.2)
Currency swaps		197,044.2		5,841.0		4,070.7		1,770.3		2,849.1		25.6
Forward exchange contracts		5,561,859.5		96,425.0		94,658.3		1,766.7		80,420.2		25.5

Total	Rs.	9,200,867.7	Rs.	132,524.1	Rs.	128,449.0	Rs.	4,075.1	US$	133,037.4	US$	58.9

The Bank has not designated the above contracts as accounting hedges and accordingly the contracts are recorded at fair value on the balance sheet with changes in fair value recorded in net income. The gross assets and the gross liabilities are recorded in ‘other assets’ and ‘accrued expenses and other liabilities’, respectively.

The following table summarizes certain information related to derivative amounts recognized in income:

	Non-interest revenue, net – Derivatives for the years ended March 31,
	2017		2018		2019		2019
	(In millions)
Interest rate derivatives	Rs.	399.3	Rs.	1,027.5	Rs.	736.4	US$	10.6
Forward rate agreements		1.2		0.5		0.1		0.0
Currency options		677.7		(15.0)		(262.5)		(3.8)
Currency swaps		(2,453.4)		(1,706.9)		1,045.0		15.1
Forward exchange contracts		(4,363.3)		7,436.5		10,890.1		157.5

Total gains/(losses)	Rs.	(5,738.5)	Rs.	6,742.6	Rs.	12,409.1	US$	179.4

Offsetting

The following table shows the impact of netting arrangements on derivative financial instruments, repurchase and reverse repurchase agreements that are subject to enforceable master netting arrangements or similar agreements, but are not offset in accordance with ASC 210-20-45 and ASC 815-10-45.

The Bank enters into International Swaps and Derivatives Association, Inc. (ISDA) master netting agreements or similar agreements with substantially all of the Bank’s foreign exchange and derivative contract counterparties. These master netting agreements, give the Bank, in the event of default by the counterparty, the right to liquidate collaterals held or placed and to offset receivables and payables with the same counterparty. In the table below the Bank has presented the gross derivative assets and liabilities adjusted for the effects of master netting agreements and collaterals received or pledged.

Transactions with counterparties for Securities sold under agreements to repurchase (“repos”) and securities purchased under agreements to resell (“reverse repos”) are settled through the Clearing Corporation of India Limited (“CCIL”), a centralized clearing house. Collaterals received or pledged comprise of highly liquid investments. For undertaking the above transactions, power of attorney is executed by the Bank and the counterparties in favor of CCIL to liquidate the securities pledged in the event of default.

	As of March 31, 2018
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet						Related amounts not offset
	Gross Amounts		Amounts offset		Net amounts reported in the balance sheet		Financial instruments		Financial collateral (1)		Net amount
	(In millions)
Financial assets
Derivative assets	Rs.	50,836.3	Rs.	0.0	Rs.	50,836.3	Rs.	34,782.9	Rs.	4,297.0	Rs.	11,756.4
Securities purchased under agreements to resell		650,018.6		0.0		650,018.6		0.0		650,018.6		0.0
Financial liabilities
Derivative liabilities	Rs.	56,124.7	Rs.	0.0	Rs.	56,124.7	Rs.	34,782.9	Rs.	378.3	Rs.	20,963.5
Securities sold under repurchase agreements		138,000.0		0.0		138,000.0		0.0		138,000.0		0.0

(1)	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

	As of March 31, 2019
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet						Related amounts not offset
	Gross Amounts		Amounts offset		Net amounts reported in the balance sheet		Financial instruments		Financial collateral (1)		Net amount
	(In millions)
Financial assets
Derivative assets	Rs.	132,524.1	Rs.	0.0	Rs.	132,524.1	Rs.	104,025.7	Rs.	2,651.7	Rs.	25,846.7	US$	373.7
Securities purchased under agreements to resell		76,213.5		0.0		76,213.5		0.0		76,213.5		0.0		0.0
Financial liabilities
Derivative liabilities	Rs.	128,449.0	Rs.	0.0	Rs.	128,449.0	Rs.	104,025.7	Rs.	3,098.1	Rs.	21,325.2	US$	308.3
Securities sold under repurchase agreements		174,000.0		0.0		174,000.0		0.0		174,000.0		0.0		0.0

(1)	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

Guarantees

As a part of its commercial banking activities, the Bank has issued guarantees and documentary credits, such as letters of credit, to enhance the credit standing of its customers. These generally represent irrevocable assurances that the Bank will make payments in the event that the customer fails to fulfill its financial or performance obligations. Financial guarantees are obligations to pay a third-party beneficiary where a customer fails to make payment towards a specified financial obligation. Performance guarantees are obligations to pay a third-party beneficiary where a customer fails to perform a non-financial contractual obligation. The tenure of the guarantees issued or renewed by the Bank is normally in line with requirements on case-by-case basis as may be assessed by the Bank. The remaining tenure of guarantees presently issued by the Bank and currently outstanding ranges from 1 day to 26.6 years.

The credit risk associated with these products, as well as the operating risks, is similar to those relating to other types of financial instruments.

In accordance with FASB ASC 460-10 the Bank has recognized a liability of Rs. 2,825.4 million and Rs. 3,544.4 million as of March 31, 2018 and March 31, 2019, respectively, in respect of guarantees issued or modified. Based on historical trends, in accordance with FASB ASC 450, the Bank has recognized a liability of Rs. 2,545.2 million and Rs. 2,589.5 million as of March 31, 2018 and March 31, 2019, respectively.

Details of guarantees and documentary credits outstanding are set out below:

	As of March 31,
	2018		2019		2019
	(In millions)
Nominal values:
Bank guarantees:
Financial guarantees	Rs.	237,417.3	Rs.	254,075.9	US$	3,673.7
Performance guarantees		214,088.3		285,748.4		4,131.7
Documentary credits		395,452.7		475,617.8		6,877.1

Total	Rs.	846,958.3	Rs.	1,015,442.1	US$	14,682.5

Estimated fair values:
Guarantees	Rs.	(2,825.4)	Rs.	(3,544.4)	US$	(51.2)
Documentary credits		(406.1)		(501.7)		(7.3)

Total	Rs.	(3,231.5)	Rs.	(4,046.1)	US$	(58.5)

As part of its risk management activities, the Bank continuously monitors the credit-worthiness of customers as well as guarantee exposures. If a customer fails to perform a specified obligation, a beneficiary may draw upon the guarantee by presenting documents in compliance with the guarantee. In that event, the Bank makes payment on account of the defaulting customer to the beneficiary up to the full notional amount of the guarantee. The customer is obligated to reimburse the Bank for any such payment. If the customer fails to pay, the Bank liquidates any collateral held and sets off accounts; if insufficient collateral is held, the Bank recognizes a loss. Margins in the form of cash and fixed deposit available to the Bank to reimburse losses realized under guarantees amounted to Rs. 103.9 billion and Rs. 99.5 billion as of March 31, 2018 and March 31, 2019, respectively. Other property or security may also be available to the Bank to cover losses under these guarantees.

Undrawn commitments

The Bank has outstanding undrawn commitments to provide loans and financing to customers. These commitments aggregated to Rs. 452.0 billion and Rs. 452.9 billion (US$ 6.5 billion) as of March 31, 2018 and March 31, 2019, respectively. Among other things, the making of a loan is subject to a review of the credit-worthiness of the customer at the time the customer seeks to borrow, at which time the Bank has the unilateral right to decline to make the loan. If the Bank were to make such loans, the interest rates would be dependent on the lending rates in effect when the loans were disbursed. Further, the Bank has unconditional cancellable commitments aggregating to Rs. 2,738.5 billion and Rs. 3,150.9 billion (US$ 45.6 billion) as of March 31, 2018 and March 31, 2019, respectively.